FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2020	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	183,146,199	—	183,146,199	—
Call options	756,929,181	—	—	756,929,181

Liabilities:
Convertible senior notes	1,831,612,124	—	—	1,831,612,124
Guarantee liabilities	57,331,674	—	—	57,331,674
Foreign exchange forward contracts- payable	4,970,902	—	4,970,902	—
Foreign exchange options	12,923,817	—	—	12,923,817

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2021	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	73,532,113	—	73,532,113	—

Liabilities:
Convertible senior notes	1,098,736,489	—	—	1,098,736,489
Guarantee liabilities	12,142,387	—	—	12,142,387
Derivative liability interest rate swap	12,294,252	—	—	12,294,252
Foreign exchange options	2,659,203	—	—	2,659,203

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	68,632	728,215,869	1,831,612,124
Issuance of convertible senior notes	585,301,500	—	—
Foreign exchange loss/(gain)	7,675,500	(38,359,987)	(8,559,149)
Change in fair value of convertible senior notes loss/(gain)	114,149,092	1,202,082,070	(327,761,941)
Change in the instrument-specific credit risk loss/(gain)	21,089,777	(60,325,828)	(56,224,381)
Conversion of convertible senior notes	—	—	(340,330,164)
Repurchase of convertible senior notes	(68,632)	—	—
Balance on December 31,	728,215,869	1,831,612,124	1,098,736,489

A summary of changes in Level 3 fair value of call option for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	—	294,177,634	756,929,181
Issuance of call options	206,577,000	—	—
Foreign exchange gain/(loss)	2,709,000	(13,539,000)	250,942
Change in fair value of call options gain/(loss)	84,891,634	476,290,547	(136,121,171)
Settlement of call options	—	—	(621,058,952)
Balance on December 31,	294,177,634	756,929,181	—

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	846,718	—	(12,923,817)
Addition of foreign exchange options	—	(9,316,000)	(8,544,149)
Cash Settlement	(516,012)	—	—
Change in fair value of foreign exchange options gain/(loss)	(330,706)	(3,607,817)	18,808,763
Balance on December 31,	—	(12,923,817)	(2,659,203)

Schedule of Change in Fair Value of rate swap Derivatives

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	12,786,001	61,271,965	—
Change in fair value of interest rate swap	69,974,512	78,878,089	—
Change in fair value of interest rate swap cash flow hedges	—	—	12,294,252
Cash settlement	(21,488,548)	(140,150,054)	—
Balance on December 31,	61,271,965	—	12,294,252

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance on January 1,	92,404,068	72,019,365	57,331,674
Additions	2,164,200	—	—
Amortization	(18,574,433)	(14,687,691)	(6,364,065)
Cancellation	(3,974,470)	—	(38,825,222)
Balance on December 31,	72,019,365	57,331,674	12,142,387

	Foreign exchange forward		Type of derivatives
For the year ended	contracts		Convertible	Interest		Foreign exchange
December 31,	Realized	Unrealized	senior notes	Rate swap	Call option	options	Total
In RMB)
2019	(126,708,753)	48,425,227	(114,149,092)	(69,974,512)	84,891,634	(330,706)	(177,846,202)
2020	61,379,585	129,806,218	(1,202,082,070)	(78,878,089)	476,290,547	(3,607,817)	(617,091,626)
2021	393,523,468	(104,643,184)	327,761,941	—	(136,121,171)	18,808,763	499,329,817

Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of significant unobservable inputs adopted in the valuation of Level 3 instruments

Unobservable inputs of convertible senior notes
Expected volatility	85.94%
Risk free interest rate	0.82%
Discount rate	28.16%

Unobservable input of call option
Spot price	45.96

Unobservable inputs of foreign exchange option
Expected volatility	3.75%-5.96%
Risk free interest rate	0.06%-0.21%

Unobservable input of guarantee liabilities
Discount rate	5.39%